Share Based Payments - Summary of Stock Option Activities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of stock options outstanding, Beginning balance | shares	820,668	920,668
Number of stock options, Granted | shares	0	0
Number of stock options, Exercised | shares	(150,000)	(83,333)
Number of stock options, Forfeited | shares	(200,000)	(16,667)
Number of stock options outstanding, Ending balance | shares	470,668	820,668
Weighted average exercise price outstanding, Beginning balance	$ 0.25	$ 0.25
Weighted average exercise price, Exercised	0.48	0.25
Weighted average exercise price, Forfeited	0.25	0.25
Weighted average exercise price outstanding, Ending balance	0.25	0.25
Weighted average grant date fair value outstanding, Beginning balance	$ 0.48	$ 0.49
Weighted average grant date fair value, Exercised | $	0.16	0.57
Weighted average grant date fair value, Forfeited	$ 0.57	$ 0.57
Weighted average grant date fair value outstanding, Ending balance	$ 0.54	$ 0.48